DEBT FACILITIES (Details) $ in Millions	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Debt		$ 1,260,900,000		$ 1,255,400,000
Revolving Unsecured Term Credit Facility, September 2022
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 550.0	550,000,000	$ 550.0
Line of credit facility, maximum borrowing capacity option	$ 850.0	850,000,000
Debt		$ 0		$ 0